Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	May 31, 2013	May 16, 2013	May 15, 2013	Dec. 20, 2012	Jul. 26, 2010	Jan. 29, 2010	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	May 15, 2013 Holding Notes [Member]	Jul. 13, 2013 Holding Notes [Member]	Jul. 13, 2013 Holding Notes [Member]	Dec. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jan. 01, 2011 Stock Options [Member]	Dec. 20, 2012 Stock Options [Member] Exercise Prices in Excess of $400 [Member]	May 15, 2013 Before Amendment [Member] Holding Notes [Member]	May 15, 2013 After Amendment [Member] Holding Notes [Member]	Dec. 29, 2012 Minimum [Member]	Jan. 27, 2010 Minimum [Member]	Dec. 29, 2012 Minimum [Member] Stock Options [Member]	Dec. 29, 2012 Maximum [Member]	Jan. 27, 2010 Maximum [Member]	Dec. 29, 2012 Maximum [Member] Stock Options [Member]
Shareholders' Deficit (Textual) [Abstract]
Board of Directors increased the number of common shares							300,000		300,000		300,000	300,000													200,000			300,000
Proceeds from issuance of common stock						$ 30,000,000							$ 30,000,000
Common stock issued by company						44,776	156,116		156,116		144,776	144,776
Dividend paid by company to its shareholders			141,900,000	100,000,000	30,000,000				141,920,000		100,000,000		30,000,000
Dividend paid to shareholders per common stock outstanding			$ 980	$ 690.72	$ 207.22
Stock Plan which increased the number of shares of common stock											13,600
Vesting period of stock options																								3 years		3 years	5 years		5 years
Expiration period of stock options from grant date																		10 years
Outstanding options, number of shares											11,340	11,340	11,465	7,550	11,340						4,645
Outstanding options with exercise price, per share, in excess of exercise price											$ 400	$ 654	$ 658	$ 413				$ 400				$ 400	$ 20
Incremental stock based compensation expense																		600,000
Share-based compensation expense																3,500,000	3,500,000	300,000
Remaining stock based compensation expense recorded over remaining vesting periods																		300,000
Share-based compensation expense included in administrative expenses							3,610,000	264,000	3,826,000	616,000	1,451,000	1,140,000	715,000					1,100,000	1,100,000	700,000
Weighted average fair values of the stock options granted													$ 407.07
Unrecognized non-vested stock-based compensation																		1,300,000
Recorded compensation expense related to grants											700,000
Remaining weighted average vesting period for stock options											1 year 6 months
Reduction in exercise price															$ 380
Make hold payment per option		$ 600
Payments to option holders		6,800,000									5,000,000
Proceeds from stock option exercises	$ 200,000								$ 227,000